Federal Funds Purchased and Repurchase Agreements	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
Federal Funds Purchased and Repurchase Agreements

NOTE 7 - FEDERAL FUNDS PURCHASED AND REPURCHASE AGREEMENTS

Federal funds purchased and repurchase agreements represent borrowings of a short duration, usually less than 30 days. For repurchase agreements, the securities underlying the agreements remained under the Bank’s control.

Information related to repurchase agreements and federal funds purchased are summarized below:

	Repurchase Agreements		Federal Funds Purchased
	2014	2013	2014	2013
Balance at end of year	$21,051,231	$20,215,183	$-	$-

Average balance during the year	20,803,203	19,137,272	282	10,970

Maximum month-end balance	23,409,716	22,736,128	-	-

Weighted-average rate during the year	.82%	.74%	1.00%	.30%

Rate at December 31.86%		.76%	-	-